Ultra Series Fund | September 30, 2021

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 96.2%
Alternative Funds - 2.1%
Invesco Optimum Yield Diversified Commodity Strategy	151,814	$3,195,685
Bond Funds - 64.5%
Baird Aggregate Bond Fund Institutional Shares	1,549,920	17,746,583
iShares 20+ Year Treasury Bond ETF (A)	59,095	8,528,590
iShares 3-7 Year Treasury Bond ETF	108,571	14,132,687
Janus Henderson Mortgage-Backed Securities ETF	145,927	7,756,750
Madison Core Bond Fund Class I (B) (C)	3,750,150	38,926,559
Vanguard Short-Term Corporate Bond ETF	152,577	12,573,870
		99,665,039
Foreign Stock Funds - 8.0%
iShares MSCI Eurozone ETF (A)	31,465	1,514,096
iShares MSCI United Kingdom ETF (A)	23,837	768,743
JPMorgan BetaBuilders Japan ETF	14,134	830,231
Vanguard FTSE All World ex-U.S. Small-Cap ETF	13,165	1,760,029
Vanguard FTSE All-World ex-U.S. ETF	123,779	7,545,568
		12,418,667
Stock Funds - 21.6%
Invesco S&P 500 Quality ETF	116,319	5,647,288
Madison Dividend Income Fund Class I (B)	220,860	7,206,663
Madison Investors Fund Class R6 (B)	364,658	10,111,956
Schwab U.S. Dividend Equity ETF	55,842	4,145,710
VanEck Gold Miners ETF	78,039	2,299,809
Vanguard Information Technology ETF	9,877	3,963,541
		33,374,967
Total Investment Companies ( Cost $138,066,088 )		148,654,358
SHORT-TERM INVESTMENTS - 10.7%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (D)	5,681,671	5,681,671
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (D) (E)	10,824,902	10,824,902
		16,506,573
Total Short-Term Investments ( Cost $16,506,573 )		16,506,573
TOTAL INVESTMENTS - 106.9% ( Cost $154,572,661 )		165,160,931
NET OTHER ASSETS AND LIABILITIES - (6.9%)		(10,704,101)
TOTAL NET ASSETS - 100.0%		$154,456,830

(A)	All or a portion of these securities, with an aggregate fair value of $10,595,144, are on loan as part of a securities lending program. See footnote (E) and Note 4 for details on the securities lending program.
(B)	Affiliated Company.
(C)	Greater than 25% of the portfolio. footnote should come here: For more information refer the website https://madisoninvestments.com/investment-strategies/fixed-income/core-bond.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 94.7%
Alternative Funds - 3.6%
Invesco Optimum Yield Diversified Commodity Strategy	285,985	$6,019,984
Bond Funds - 39.7%
Baird Aggregate Bond Fund Institutional Shares	614,085	7,031,271
iShares 20+ Year Treasury Bond ETF (A)	52,770	7,615,766
iShares 3-7 Year Treasury Bond ETF	79,527	10,352,030
Janus Henderson Mortgage-Backed Securities ETF	127,098	6,755,894
Madison Core Bond Fund Class I (B)	2,552,420	26,494,122
Vanguard Short-Term Corporate Bond ETF	91,688	7,556,008
		65,805,091
Foreign Stock Funds - 15.3%
iShares MSCI Eurozone ETF (A)	102,324	4,923,831
iShares MSCI United Kingdom ETF (A)	64,301	2,073,707
JPMorgan BetaBuilders Japan ETF	31,806	1,868,285
Vanguard FTSE All World ex-U.S. Small-Cap ETF	40,158	5,368,723
Vanguard FTSE All-World ex-U.S. ETF	180,774	11,019,983
		25,254,529
Stock Funds - 36.1%
Invesco S&P 500 Quality ETF	135,415	6,574,398
iShares Core S&P U.S. Growth ETF	7,911	810,165
Madison Dividend Income Fund Class I (B)	416,606	13,593,844
Madison Investors Fund Class R6 (B)	806,275	22,358,011
Madison Mid Cap Fund Class R6 (B)	141,886	1,989,237
Schwab U.S. Dividend Equity ETF	33,450	2,483,328
VanEck Gold Miners ETF	168,009	4,951,225
Vanguard Information Technology ETF	17,585	7,056,685
		59,816,893
Total Investment Companies ( Cost $133,459,067 )		156,896,497
SHORT-TERM INVESTMENTS - 12.7%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (C)	8,688,737	8,688,737
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (C) (D)	12,403,203	12,403,203
		21,091,940

Total Short-Term Investments ( Cost $21,091,940 )		21,091,940
TOTAL INVESTMENTS - 107.4% ( Cost $154,551,007 )		177,988,437
NET OTHER ASSETS AND LIABILITIES - (7.4%)		(12,260,420)
TOTAL NET ASSETS - 100.0%		$165,728,017

(A)	All or a portion of these securities, with an aggregate fair value of $12,129,894, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.
(B)	Affiliated Company.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 93.1%
Alternative Funds - 4.7%
Invesco Optimum Yield Diversified Commodity Strategy	117,885	$2,481,479
Bond Funds - 18.7%
Baird Aggregate Bond Fund Institutional Shares	60,495	692,668
iShares 20+ Year Treasury Bond ETF (A)	11,175	1,612,776
iShares 3-7 Year Treasury Bond ETF (A)	10,435	1,358,324
Janus Henderson Mortgage-Backed Securities ETF	23,534	1,250,950
Madison Core Bond Fund Class I (B)	347,482	3,606,863
Vanguard Short-Term Corporate Bond ETF	17,089	1,408,305
		9,929,886
Foreign Stock Funds - 21.3%
iShares MSCI Eurozone ETF (A)	54,424	2,618,883
iShares MSCI United Kingdom ETF (A)	33,083	1,066,927
JPMorgan BetaBuilders Japan ETF	14,920	876,401
Vanguard FTSE All World ex-U.S. Small-Cap ETF (A)	18,688	2,498,398
Vanguard FTSE All-World ex-U.S. ETF	69,372	4,228,917
		11,289,526
Stock Funds - 48.4%
Invesco S&P 500 Quality ETF	59,146	2,871,538
iShares Core S&P U.S. Growth ETF (A)	7,618	780,159
iShares MSCI Minimum Volatility ETF	14,117	1,037,600
Madison Dividend Income Fund Class I (B)	185,675	6,058,572
Madison Investors Fund Class R6 (B)	285,319	7,911,882
Madison Mid Cap Fund Class R6 (B)	54,830	768,718
Schwab U.S. Dividend Equity ETF (A)	14,342	1,064,750
VanEck Gold Miners ETF	71,820	2,116,535
Vanguard Information Technology ETF (A)	7,561	3,034,154
		25,643,908
Total Investment Companies ( Cost $40,702,960 )		49,344,799
SHORT-TERM INVESTMENTS - 14.8%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (C)	3,629,369	3,629,369
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (C) (D)	4,220,692	4,220,692
Total Short-Term Investments ( Cost $7,850,061 )		7,850,061
TOTAL INVESTMENTS - 107.9% ( Cost $48,553,021 )		57,194,860
NET OTHER ASSETS AND LIABILITIES - (7.9%)		(4,164,447)
TOTAL NET ASSETS - 100.0%		$53,030,413

(A)	All or a portion of these securities, with an aggregate fair value of $7,031,275, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.
(B)	Affiliated Company.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,3)
ASSET BACKED SECURITIES - 4.2%
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	$226,683	$227,227
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	101,792
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	32,778	32,885
Chesapeake Funding II LLC, Series 2018-2A, Class B (A), 3.52%, 8/15/30	150,000	150,591
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	225,000	233,256
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	308,177	310,185
Donlen Fleet Lease Funding LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	450,000	450,527
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	250,118	252,963
GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class A2 (A), 1.76%, 6/15/22	58,483	58,596
JPMorgan Chase Bank NA, Series 2020-2, Class B (A), 0.84%, 2/25/28	171,892	172,129
JPMorgan Chase Bank NA, Series 2021-1, Class B (A), 0.875%, 9/25/28	215,062	215,216
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	250,000	249,928
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	434,926	434,706
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3 (A), 0.46%, 8/15/24	250,000	250,291
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	300,000	314,270
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	500,000	525,187
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	87,726	88,055
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	250,000	256,014
Wheels SPV LLC, Series 2019-1A, Class A3 (A), 2.35%, 5/22/28	200,000	203,545
Total Asset Backed Securities ( Cost $4,508,027 )		4,527,363
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.8%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (B), 2.879%, 7/25/49	174,729	176,757
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	878,489	81,915
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	184,113	197,743
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	275,349	300,137
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	255,212	295,185
Fannie Mae REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	2,276,093	411,667
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	147,848	149,881
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	973,841	52,298
Freddie Mac STACR REMIC Trust, Series 2021-DNA3, Class M1, (SOFR30A + 0.750%) (A) (C), 0.8%, 10/25/33	500,000	500,506
Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class M1, (SOFR30A + 0.650%) (A) (C), 0.7%, 1/25/34	170,217	170,321
GCAT Trust, Series 2021-NQM1, Class A1 (A) (C) (D), 0.874%, 1/25/66	383,819	383,085
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	170,372	3,363
JPMorgan Mortgage Trust, Series 2019-5, Class A3 (A) (C) (D), 4%, 11/25/49	46,753	47,392
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (C) (D), 3.5%, 2/25/50	124,509	126,620
JPMorgan Mortgage Trust, Series 2021-1, Class A3 (A) (C) (D), 2.5%, 6/25/51	411,035	416,735
JPMorgan Mortgage Trust, Series 2021-6, Class A4 (A) (C) (D), 2.5%, 10/25/51	466,159	474,517
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (C) (D), 3%, 2/25/50	214,756	219,310
Onslow Bay Mortgage Loan Trust, Series 2015-1, Class 2A4 (A) (C) (D), 2.972%, 11/25/45	88,187	90,481
PSMC Trust, Series 2019-2, Class A1 (A) (C) (D), 3.5%, 10/25/49	28,053	28,146
PSMC Trust, Series 2020-2, Class A2 (A) (C) (D), 3%, 5/25/50	141,615	142,867
PSMC Trust, Series 2021-1, Class A11 (A) (C) (D), 2.5%, 3/25/51	232,712	237,201
Sequoia Mortgage Trust, Series 2013-7, Class A2 (C) (D), 3%, 6/25/43	330,737	333,988
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (C) (D), 0.918%, 2/25/63	338,925	338,784
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A1 (A) (C) (D), 4%, 4/25/49	26,164	26,214
Total Collateralized Mortgage Obligations ( Cost $5,419,217 )		5,205,113

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Core Bond Fund Portfolio of Investments (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
Fannie Mae-Aces, Series 2017-M15, Class ATS2 (C) (D), 3.198%, 11/25/27	250,000	265,830
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (C) (D), 0.697%, 1/25/22	15,384,496	10,886
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	247,457	263,268
FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, IO (C) (D), 0.428%, 9/25/26	11,708,411	157,841
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	650,000	712,303
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (C) (D), 3.678%, 11/25/47	500,000	512,613
Total Commercial Mortgage-Backed Securities ( Cost $1,808,783 )		1,922,741
CORPORATE NOTES AND BONDS - 43.6%
Communication Services - 4.2%
Alibaba Group Holding Ltd. (E) (F), 2.125%, 2/9/31	250,000	240,020
AT&T, Inc., 2.25%, 2/1/32	500,000	486,215
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 4.75%, 3/1/30	200,000	208,964
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	400,000	410,166
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 3.85%, 4/1/61	200,000	190,397
Discovery Communications LLC, 5%, 9/20/37	250,000	299,875
eBay, Inc., 1.9%, 3/11/25	325,000	334,652
Expedia Group, Inc., 3.25%, 2/15/30	350,000	361,614
Lumen Technologies, Inc. (A), 4.5%, 1/15/29	125,000	121,123
T-Mobile USA, Inc., 2.625%, 4/15/26	200,000	204,500
Verizon Communications, Inc., 4.329%, 9/21/28	347,000	398,549
Verizon Communications, Inc., 3.875%, 2/8/29	300,000	336,182
Verizon Communications, Inc., 4.4%, 11/1/34	300,000	354,794
Verizon Communications, Inc., 3.7%, 3/22/61	300,000	315,820
Vodafone Group PLC (E), 5%, 5/30/38	250,000	312,560

		4,575,431
Consumer Discretionary - 3.7%
7-Eleven, Inc. (A), 1.8%, 2/10/31	300,000	285,831
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (A) (E), 5.5%, 4/20/26	200,000	210,250
Clarios Global LP / Clarios U.S. Finance Co. (A), 6.25%, 5/15/26	150,000	157,601
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	200,000	209,000
Lowe's Cos., Inc., 3%, 10/15/50	500,000	486,298
McDonald's Corp., 2.125%, 3/1/30	250,000	252,069
McDonald's Corp., 4.875%, 12/9/45	400,000	507,529
Picasso Finance Sub, Inc. (A), 6.125%, 6/15/25	135,000	142,748
QVC, Inc., 4.75%, 2/15/27	225,000	238,500
Southwest Airlines Co., 5.25%, 5/4/25	350,000	395,057
Southwest Airlines Co., 5.125%, 6/15/27	500,000	584,456
Tractor Supply Co. (F), 1.75%, 11/1/30	200,000	191,914
Vail Resorts, Inc. (A), 6.25%, 5/15/25	150,000	158,625
Walgreens Boots Alliance, Inc. (F), 3.45%, 6/1/26	176,000	190,807
		4,010,685
Consumer Staples - 2.1%
Estee Lauder Cos., Inc., 2.6%, 4/15/30	200,000	209,531
General Mills, Inc. (F), 2.875%, 4/15/30	200,000	209,993
Hormel Foods Corp., 1.8%, 6/11/30	200,000	196,506
Keurig Dr Pepper, Inc., 3.8%, 5/1/50	300,000	335,334
Kimberly-Clark Corp., 3.1%, 3/26/30	225,000	246,142
Mars, Inc. (A), 3.875%, 4/1/39	350,000	404,570

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Core Bond Fund Portfolio of Investments (unaudited)

Mars, Inc. (A), 2.375%, 7/16/40	350,000	333,622
Performance Food Group, Inc. (A), 5.5%, 10/15/27	100,000	104,700
Sysco Corp., 5.95%, 4/1/30	199,000	252,889

		2,293,287
Energy - 5.3%
Eastern Gas Transmission & Storage, Inc. (A), 3%, 11/15/29	150,000	157,306
Energy Transfer LP, 5.25%, 4/15/29	300,000	351,350
EnLink Midstream Partners LP, 5.45%, 6/1/47	550,000	530,662
Enterprise Products Operating LLC, 3.75%, 2/15/25	500,000	542,269
Helmerich & Payne, Inc., 4.65%, 3/15/25	200,000	220,818
Kinder Morgan, Inc., 5.55%, 6/1/45	550,000	703,953
Marathon Petroleum Corp., 4.7%, 5/1/25	275,000	306,869
MPLX LP (F), 4.8%, 2/15/29	250,000	289,803
MPLX LP, 2.65%, 8/15/30	200,000	200,473
Occidental Petroleum Corp., 3.5%, 8/15/29	450,000	457,704
Occidental Petroleum Corp., 4.4%, 8/15/49	200,000	196,250
ONEOK, Inc., 5.85%, 1/15/26	100,000	117,292
Phillips 66, 2.15%, 12/15/30	500,000	487,241
Pioneer Natural Resources Co., 2.15%, 1/15/31	200,000	194,406
Sabine Pass Liquefaction LLC, 4.5%, 5/15/30	250,000	287,877
Sunoco LP / Sunoco Finance Corp., 6%, 4/15/27	150,000	156,188
Valero Energy Partners LP, 4.5%, 3/15/28	500,000	564,021
		5,764,482
Financials - 15.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (E), 1.75%, 1/30/26	300,000	296,814
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (E), 4.625%, 10/15/27	200,000	222,845
Affiliated Managers Group, Inc., 4.25%, 2/15/24	250,000	270,419
Aflac, Inc., 4.75%, 1/15/49	400,000	521,787
Air Lease Corp., 1.875%, 8/15/26	250,000	249,014
Ally Financial, Inc., (5 year CMT + 3.868%) (C), 4.7%, 5/15/26	250,000	260,213
American International Group, Inc., 4.75%, 4/1/48	200,000	254,536
Avolon Holdings Funding Ltd. (A) (E), 2.125%, 2/21/26	300,000	296,764
Belrose Funding Trust (A), 2.33%, 8/15/30	200,000	197,070
Capital One Financial Corp., 3.3%, 10/30/24	400,000	429,067
Capital One Financial Corp. (5 year CMT + 3.157%) (C), 3.95%, 9/1/26	500,000	515,525
Cboe Global Markets, Inc., 3.65%, 1/12/27	365,000	401,984
Charles Schwab Corp. (10 year CMT + 3.079%) (C), 4%, 12/1/30	550,000	565,653
Citigroup, Inc. (3M USD LIBOR + 1.192%) (C), 4.075%, 4/23/29	450,000	503,901
Discover Bank, 3.45%, 7/27/26	75,000	81,275
Empower Finance LP (A), 3.075%, 9/17/51	125,000	127,285
Fifth Third Bancorp, 2.55%, 5/5/27	175,000	183,869
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	200,000	205,558
Goldman Sachs Group, Inc. (3M USD LIBOR + 1.201%) (C), 3.272%, 9/29/25	400,000	427,067
Goldman Sachs Group, Inc., 3.5%, 11/16/26	250,000	270,052
Healthpeak Properties, Inc., 3.25%, 7/15/26	250,000	271,095
Host Hotels & Resorts LP, 3.5%, 9/15/30	200,000	207,544
Huntington Bancshares, Inc. (5 year CMT + 1.170%) (A) (C), 2.487%, 8/15/36	500,000	492,185
Huntington National Bank, 3.55%, 10/6/23	250,000	264,787
Intercontinental Exchange, Inc., 3.75%, 9/21/28	200,000	222,940
Iron Mountain, Inc. (A), 4.5%, 2/15/31	100,000	101,430
Jefferies Finance LLC / JFIN Co-Issuer Corp. (A), 5%, 8/15/28	200,000	203,000
JPMorgan Chase & Co., Series II, (SOFR + 2.745%) (C), 4%, 4/1/25	400,000	401,700

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Core Bond Fund Portfolio of Investments (unaudited)

JPMorgan Chase & Co. (SOFR + 0.695%) (C), 1.04%, 2/4/27	400,000	392,164
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	250,000	263,067
Liberty Mutual Group, Inc. (A), 4.25%, 6/15/23	166,000	175,885
Liberty Mutual Group, Inc. (A), 4.569%, 2/1/29	400,000	464,557
Liberty Mutual Group, Inc. (A), 3.95%, 5/15/60	150,000	166,094
M&T Bank Corp., 3.55%, 7/26/23	250,000	263,600
MetLife, Inc., (5 year CMT + 3.576%) (C) (F), 3.85%, 9/15/25	350,000	367,063
Morgan Stanley (SOFR + 1.990%) (C), 2.188%, 4/28/26	175,000	180,715
Morgan Stanley (SOFR + 0.879%) (C), 1.593%, 5/4/27	250,000	250,552
Morgan Stanley (SOFR + 1.020%) (C), 1.928%, 4/28/32	500,000	478,942
NASDAQ, Inc., 1.65%, 1/15/31	250,000	235,276
Old Republic International Corp., 3.85%, 6/11/51	250,000	269,450
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	225,000	228,843
PNC Bank NA, 2.7%, 10/22/29	125,000	131,032
Prudential Financial, Inc. (5 year CMT + 3.035%) (C), 3.7%, 10/1/50	250,000	260,279
Regions Financial Corp., 1.8%, 8/12/28	495,000	488,681
Royal Bank of Canada (E), 1.15%, 6/10/25	500,000	500,773
SBA Communications Corp., 3.875%, 2/15/27	250,000	259,063
State Street Corp. (SOFR + 1.490%) (C), 3.031%, 11/1/34	125,000	131,800
STORE Capital Corp., 4.5%, 3/15/28	200,000	225,315
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	300,000	314,519
Truist Bank, 2.25%, 3/11/30	325,000	328,149
Truist Financial Corp. (SOFR + 0.609%) (C), 1.267%, 3/2/27	300,000	298,814
UBS Group AG (5 year CMT + 3.313%) (A) (C) (E), 4.375%, 2/10/31	200,000	202,040
USAA Capital Corp. (A), 2.125%, 5/1/30	175,000	176,092
Wells Fargo & Co. (5 year CMT + 3.453%) (C), 3.9%, 3/15/26	250,000	257,813
Wells Fargo & Co., (SOFR + 2.100%) (C), 2.393%, 6/2/28	250,000	257,501
Western Union Co., 2.85%, 1/10/25	125,000	131,015
		16,144,473
Health Care - 3.1%
Anthem, Inc., 2.375%, 1/15/25	300,000	312,455
Centene Corp., 2.45%, 7/15/28	300,000	301,500
Cigna Corp., 4.375%, 10/15/28	50,000	57,733
Cigna Corp., 4.9%, 12/15/48	200,000	255,148
CVS Health Corp., 5.125%, 7/20/45	250,000	321,533
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	250,000	249,431
Royalty Pharma PLC (E) (F), 2.2%, 9/2/30	250,000	244,117
Royalty Pharma PLC (E), 3.55%, 9/2/50	250,000	244,985
STERIS Irish FinCo UnLtd Co. (E), 3.75%, 3/15/51	350,000	376,836
Viatris, Inc. (A), 2.7%, 6/22/30	400,000	403,937
Zoetis, Inc., 3%, 9/12/27	300,000	322,771
Zoetis, Inc., 3%, 5/15/50	250,000	251,151
		3,341,597
Industrials - 3.7%
Ball Corp., 4.875%, 3/15/26	150,000	165,750
Boeing Co., 3.625%, 2/1/31	200,000	214,010
Boeing Co., 5.805%, 5/1/50	350,000	464,881
Carlisle Cos., Inc., 3.5%, 12/1/24	200,000	214,045
Carrier Global Corp., 3.577%, 4/5/50	150,000	158,977
DAE Funding LLC (A), 5.25%, 11/15/21	200,000	200,125
Otis Worldwide Corp., 2.565%, 2/15/30	300,000	307,671
Quanta Services, Inc., 2.9%, 10/1/30	250,000	258,330

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Core Bond Fund Portfolio of Investments (unaudited)

Spirit AeroSystems, Inc. (A), 5.5%, 1/15/25	150,000	158,625
Square, Inc. (A), 2.75%, 6/1/26	300,000	304,095
Textron, Inc., 2.45%, 3/15/31	250,000	250,219
TransDigm, Inc. (A), 6.25%, 3/15/26	200,000	209,274
Vulcan Materials Co., 3.5%, 6/1/30	250,000	274,171
WRKCo, Inc., 3.9%, 6/1/28	450,000	501,580
Xylem, Inc., 2.25%, 1/30/31	350,000	349,875
		4,031,628
Information Technology - 3.7%
Broadcom, Inc., 4.15%, 11/15/30	238,000	263,556
Broadcom, Inc., 3.187%, 11/15/36	12,000	11,983
Citrix Systems, Inc., 4.5%, 12/1/27	105,000	116,149
Dell International LLC / EMC Corp., 8.35%, 7/15/46	250,000	404,815
HP, Inc. (A), 2.65%, 6/17/31	400,000	395,571
Intuit, Inc., 1.65%, 7/15/30	250,000	243,326
Lam Research Corp., 1.9%, 6/15/30	350,000	348,556
Marvell Technology, Inc. (A), 4.2%, 6/22/23	400,000	422,350
Micron Technology, Inc., 2.497%, 4/24/23	250,000	257,320
NXP BV / NXP Funding LLC / NXP USA, Inc. (A) (E), 3.15%, 5/1/27	200,000	213,152
Oracle Corp., 3.95%, 3/25/51	400,000	423,874
SYNNEX Corp. (A), 1.75%, 8/9/26	500,000	494,423
SYNNEX Corp. (A), 2.65%, 8/9/31	200,000	195,372
VMware, Inc., 2.2%, 8/15/31	250,000	244,144
		4,034,591
Materials - 1.1%
Arconic Corp. (A), 6%, 5/15/25	150,000	157,602
DuPont de Nemours, Inc., 4.725%, 11/15/28	300,000	352,488
International Flavors & Fragrances, Inc. (A), 1.832%, 10/15/27	250,000	250,231
LYB International Finance III LLC, 3.625%, 4/1/51	400,000	419,457
		1,179,778
Utilities - 1.7%
AES Corp., 1.375%, 1/15/26	450,000	443,912
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	200,000	191,316
Duke Energy Corp., 3.75%, 9/1/46	650,000	692,553
Interstate Power and Light Co., 3.5%, 9/30/49	225,000	244,149
Wisconsin Electric Power Co., 1.7%, 6/15/28	250,000	248,835
		1,820,765
Total Corporate Notes and Bonds ( Cost $44,532,134 )		47,196,717
FOREIGN CORPORATE BONDS - 0.1%
Consumer Discretionary - 0.1%
Carnival Corp. (A) (E), 5.75%, 3/1/27	150,000	154,875
Total Foreign Corporate Bonds ( Cost $153,632 )		154,875
LONG TERM MUNICIPAL BONDS - 2.0%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,288,033
Washington County Hillsboro School District #1J, General Obligation, 4.355%, 6/30/34	800,000	874,463

Total Long Term Municipal Bonds ( Cost $2,049,269 )		2,162,496

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Core Bond Fund Portfolio of Investments (unaudited)

MORTGAGE BACKED SECURITIES - 18.1%
Fannie Mae - 11.3%
3%, 9/1/30 Pool # 890696	548,783	581,951
3%, 12/1/30 Pool # AL8924	225,543	237,920
7%, 11/1/31 Pool # 607515	14,684	16,466
3.5%, 12/1/31 Pool # MA0919	58,600	62,290
6.5%, 3/1/32 Pool # 631377	19,682	22,112
7%, 5/1/32 Pool # 644591	5,364	5,576
6.5%, 6/1/32 Pool # 545691	136,765	155,213
3.5%, 8/1/32 Pool # MA3098	68,706	73,618
5.5%, 11/1/33 Pool # 555880	176,293	201,459
7%, 7/1/34 Pool # 792636	32,439	33,819
4%, 2/1/35 Pool # MA2177	615,508	674,079
5%, 8/1/35 Pool # 829670	218,652	249,340
5%, 9/1/35 Pool # 820347	289,186	331,041
5%, 9/1/35 Pool # 835699	249,987	281,172
3.5%, 12/1/35 Pool # MA2473	354,595	382,080
5%, 12/1/35 Pool # 850561	75,373	86,052
4%, 6/1/36 Pool # AL8618	172,239	188,356
5.5%, 10/1/36 Pool # 901723	132,453	150,203
6.5%, 10/1/36 Pool # 894118	235,261	268,553
6%, 11/1/36 Pool # 902510	255,882	302,391
6%, 10/1/37 Pool # 947563	253,536	299,676
6.5%, 8/1/38 Pool # 987711	412,116	496,238
3%, 11/1/39 Pool # MA3831	80,642	84,413
4%, 1/1/41 Pool # AB2080	601,039	661,666
2.5%, 5/1/41 Pool # MA4334	486,642	503,817
4.5%, 7/1/41 Pool # AB3274	242,884	271,331
5.5%, 7/1/41 Pool # AL6588	538,103	624,709
4%, 9/1/41 Pool # AJ1406	308,802	339,925
3.5%, 6/1/42 Pool # AO4136	618,120	669,355
4%, 6/1/42 Pool # MA1087	173,989	191,848
3.5%, 8/1/42 Pool # AP2133	282,301	306,566
3.5%, 9/1/42 Pool # AB6228	547,096	594,076
4%, 10/1/42 Pool # AP7363	412,309	454,531
3.5%, 3/1/43 Pool # AT0310	372,443	405,574
4%, 1/1/45 Pool # AS4257	83,415	91,797
4.5%, 2/1/45 Pool # MA2193	282,833	310,167
3.5%, 11/1/45 Pool # BA4907	196,888	211,708
3.5%, 12/1/45 Pool # AS6309	123,996	133,351
4.5%, 10/1/46 Pool # MA2783	42,241	46,353
4%, 12/1/46 Pool # BD2379	139,180	150,570
3%, 1/1/47 Pool # BE0108	280,420	300,720
2.5%, 12/1/47 Pool # FM3165	598,105	618,753
4%, 7/1/48 Pool # MA3415	180,500	193,240

		12,264,075
Freddie Mac - 6.7%
4.5%, 2/1/25 Pool # J11722	46,140	48,489
4.5%, 5/1/25 Pool # J12247	89,083	93,979
8%, 6/1/30 Pool # C01005	6,908	8,108
7%, 3/1/31 Pool # C48129	35,891	36,350

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Core Bond Fund Portfolio of Investments (unaudited)

2.5%, 2/1/32 Pool # ZS8641	144,871	151,609
5.5%, 11/1/34 Pool # A28282	236,659	266,186
2.5%, 6/1/35 Pool # RC1421	240,672	251,956
5.5%, 1/1/37 Pool # G04593	111,074	129,125
2%, 3/1/41 Pool # RB5105	475,328	481,635
4%, 10/1/41 Pool # Q04092	291,583	321,602
3%, 9/1/42 Pool # C04233	746,797	797,110
3%, 4/1/43 Pool # V80025	968,911	1,034,278
3%, 4/1/43 Pool # V80026	940,171	1,003,424
3.5%, 8/1/44 Pool # Q27927	264,087	286,403
3%, 7/1/45 Pool # G08653	339,819	359,768
3.5%, 8/1/45 Pool # Q35614	466,771	503,926
3%, 10/1/46 Pool # G60722	515,374	551,860
4%, 3/1/47 Pool # Q46801	179,905	194,167
3.5%, 12/1/47 Pool # Q52955	191,418	203,801
2.5%, 4/1/48 Pool # QA2240	490,676	507,338

		7,231,114
Ginnie Mae - 0.1%
6.5%, 2/20/29 Pool # 2714	25,070	28,558
6.5%, 4/20/31 Pool # 3068	17,949	20,810

		49,368

Total Mortgage Backed Securities ( Cost $18,546,867 )		19,544,557
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 24.7%
U.S. Treasury Bonds - 9.1%
6.625%, 2/15/27	2,000,000	2,583,984
4.500%, 5/15/38	2,000,000	2,774,610
3.750%, 8/15/41	750,000	970,108
3.000%, 5/15/45	1,250,000	1,467,285
2.500%, 5/15/46	500,000	539,785
3.375%, 11/15/48	500,000	635,371
1.250%, 5/15/50	850,000	693,281
1.875%, 2/15/51	210,000	199,697

		9,864,121
U.S. Treasury Notes - 15.6%
1.375%, 9/30/23	3,000,000	3,065,156
2.250%, 11/15/25	2,000,000	2,114,766
0.375%, 1/31/26	1,500,000	1,467,246
1.500%, 8/15/26	3,500,000	3,586,543
2.375%, 5/15/27	1,500,000	1,603,418
2.875%, 5/15/28	3,500,000	3,857,519
0.625%, 8/15/30	1,250,000	1,161,670

		16,856,318

Total U.S. Government and Agency Obligations ( Cost $24,951,844 )		26,720,439
	Shares
SHORT-TERM INVESTMENTS - 3.8%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (G)	2,658,259	2,658,259

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Core Bond Fund Portfolio of Investments (unaudited)

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (G) (H)	1,425,363	1,425,363

Total Short-Term Investments ( Cost $4,083,622 )	4,083,622

TOTAL INVESTMENTS - 103.1% ( Cost $106,053,395 )	111,517,923
NET OTHER ASSETS AND LIABILITIES - (3.1%)	(3,401,567)

TOTAL NET ASSETS - 100.0%	$108,116,356

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Stepped rate security. Rate shown is as of September 30, 2021.
(C)	Floating rate or variable rate note. Rate shown is as of September 30, 2021.
(D)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 3.3% of total net assets.
(F)	All or a portion of these securities, with an aggregate fair value of $1,389,868, are on loan as part of a securities lending program. See footnote (H) and Note 4 for details on the securities lending program.
(G)	7-day yield.
(H)	Represents investments of cash collateral received in connection with securities lending.
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FHLMC	Federal Home Loan Mortgage Corp or Freddie Mac.
FREMF	Freddie Mac Multifamily.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
LP	Limited Partnership.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-day SOFR Average.
STACR	Structured Agency Credit Risk.
USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,3)
CORPORATE NOTES AND BONDS - 86.6%
Communication Services - 15.3%
Advantage Sales & Marketing, Inc. (A), 6.5%, 11/15/28	$150,000	$156,336
Cars.com, Inc. (A), 6.375%, 11/1/28	150,000	158,250
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 4.75%, 3/1/30	125,000	130,603
Diamond Sports Group LLC / Diamond Sports Finance Co. (A), 5.375%, 8/15/26	125,000	82,500
Frontier Communications Holdings LLC (A), 5%, 5/1/28	225,000	236,250
GrubHub Holdings, Inc. (A), 5.5%, 7/1/27	200,000	207,450
Hughes Satellite Systems Corp., 5.25%, 8/1/26	225,000	253,687
Lamar Media Corp., 4.875%, 1/15/29	150,000	159,000
Level 3 Financing, Inc. (A), 4.25%, 7/1/28	125,000	125,966
Millennium Escrow Corp. (A), 6.625%, 8/1/26	200,000	205,990
Netflix, Inc., 6.375%, 5/15/29	100,000	126,875
Outfront Media Capital LLC / Outfront Media Capital Corp. (A), 4.25%, 1/15/29	100,000	99,115
Sprint Corp., 7.125%, 6/15/24	275,000	313,005
Telesat Canada / Telesat LLC (A) (B), 6.5%, 10/15/27	175,000	151,674
Viasat, Inc. (A), 6.5%, 7/15/28	150,000	157,983

		2,564,684
Consumer Discretionary - 13.0%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (A) (B), 5.5%, 4/20/26	300,000	315,375
Delta Air Lines, Inc., 7.375%, 1/15/26	125,000	147,214
Ford Motor Co., 9%, 4/22/25	300,000	360,531
Genting New York LLC / GENNY Capital, Inc. (A), 3.3%, 2/15/26	200,000	198,425
Murphy Oil USA, Inc., 5.625%, 5/1/27	400,000	418,000
Picasso Finance Sub, Inc. (A), 6.125%, 6/15/25	100,000	105,739
Scientific Games International, Inc. (A), 5%, 10/15/25	275,000	282,907
United Airlines, Inc. (A), 4.375%, 4/15/26	125,000	128,281
Vail Resorts, Inc. (A), 6.25%, 5/15/25	200,000	211,500

		2,167,972
Consumer Staples - 4.8%
B&G Foods, Inc. (C), 5.25%, 9/15/27	160,000	166,877
Edgewell Personal Care Co. (A), 5.5%, 6/1/28	125,000	132,016
Lamb Weston Holdings, Inc. (A) (C), 4.875%, 5/15/28	125,000	137,406
Performance Food Group, Inc. (A), 5.5%, 10/15/27	175,000	183,225
US Foods, Inc. (A), 6.25%, 4/15/25	175,000	183,567
		803,091
Energy - 3.4%
Berry Petroleum Co. LLC (A), 7%, 2/15/26	125,000	127,307
Buckeye Partners LP (A), 4.125%, 3/1/25	150,000	155,439
Sunoco LP / Sunoco Finance Corp., 5.5%, 2/15/26	150,000	153,015
Sunoco LP / Sunoco Finance Corp., 6%, 4/15/27	125,000	130,156
		565,917
Financials - 20.9%
Alliance Data Systems Corp. (A), 4.75%, 12/15/24	500,000	512,129
Credit Acceptance Corp. (A), 5.125%, 12/31/24	200,000	206,000
Diversified Healthcare Trust, 9.75%, 6/15/25	150,000	163,500
Enact Holdings, Inc. (A), 6.5%, 8/15/25	250,000	272,942

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

High Income Fund Portfolio of Investments (unaudited)

Home Point Capital, Inc. (A), 5%, 2/1/26	130,000	117,848
Iron Mountain, Inc. (A), 4.875%, 9/15/27	250,000	259,545
Iron Mountain, Inc. (A), 5.25%, 7/15/30	110,000	116,735
Jefferies Finance LLC / JFIN Co-Issuer Corp. (A), 5%, 8/15/28	180,000	182,700
MGIC Investment Corp., 5.25%, 8/15/28	200,000	213,410
Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29	75,000	75,000
MPT Operating Partnership LP / MPT Finance Corp., 5%, 10/15/27	400,000	421,500
MPT Operating Partnership LP / MPT Finance Corp., 3.5%, 3/15/31	150,000	153,000
NFP Corp. (A), 6.875%, 8/15/28	125,000	127,631
RHP Hotel Properties LP / RHP Finance Corp. (A), 4.5%, 2/15/29	100,000	100,202
RLJ Lodging Trust LP (A), 3.75%, 7/1/26	150,000	150,750
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (A), 3.875%, 3/1/31	200,000	201,750
SBA Communications Corp., 3.875%, 2/15/27	210,000	217,613
		3,492,255
Health Care - 5.1%
HCA, Inc., 5.875%, 2/15/26	250,000	286,563
Legacy LifePoint Health LLC (A), 6.75%, 4/15/25	150,000	157,734
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (A) (B) (D), 10%, 4/15/25	425,000	412,250
		856,547
Industrials - 17.0%
ADT Security Corp., 4.125%, 6/15/23	225,000	235,411
Brink's Co. (A), 5.5%, 7/15/25	125,000	130,625
DAE Funding LLC (A), 5.25%, 11/15/21	250,000	250,156
Energizer Holdings, Inc. (A), 4.75%, 6/15/28	160,000	162,759
EnerSys (A), 4.375%, 12/15/27	125,000	131,562
Madison IAQ LLC (A), 4.125%, 6/30/28	165,000	165,000
Roller Bearing Co. of America, Inc. (A), 4.375%, 10/15/29	90,000	92,250
RR Donnelley & Sons Co. (A), 6.125%, 11/1/26	300,000	312,750
Sealed Air Corp. (A), 5.125%, 12/1/24	300,000	325,875
Spirit AeroSystems, Inc. (A), 5.5%, 1/15/25	250,000	264,375
Spirit AeroSystems, Inc. (A), 7.5%, 4/15/25	250,000	264,425
TransDigm, Inc. (A), 6.25%, 3/15/26	275,000	287,752
Waste Pro USA, Inc. (A), 5.5%, 2/15/26	225,000	227,250
		2,850,190
Information Technology - 3.5%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	275,000	281,463
Pitney Bowes, Inc. (A), 6.875%, 3/15/27	210,000	221,025
Playtika Holding Corp. (A), 4.25%, 3/15/29	85,000	85,271
		587,759
Materials - 2.2%
Arconic Corp. (A), 6.125%, 2/15/28	125,000	132,502
Kraton Polymers LLC / Kraton Polymers Capital Corp. (A), 4.25%, 12/15/25	225,000	235,125
		367,627
Utilities - 1.4%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	100,000	113,000
Calpine Corp. (A), 3.75%, 3/1/31	125,000	120,312

		233,312
Total Corporate Notes and Bonds ( Cost $14,108,038 )		14,489,354

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

High Income Fund Portfolio of Investments (unaudited)

FOREIGN CORPORATE BONDS - 5.9%
Consumer Discretionary - 5.9%
Carnival Corp. (A) (B), 5.75%, 3/1/27		175,000	180,688
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. (A) (B), 5.75%, 1/20/26		175,000	183,094
International Game Technology PLC (A) (B), 4.125%, 4/15/26		250,000	259,842
NCL Corp. Ltd. (A) (B), 12.25%, 5/15/24		125,000	147,500
Royal Caribbean Cruises Ltd. (A) (B), 9.125%, 6/15/23		200,000	217,361

			988,485

Total Foreign Corporate Bonds ( Cost $954,533 )			988,485
		Shares
EXCHANGE TRADED FUNDS - 3.1%
Bond Funds - 3.1%
iShares iBoxx High Yield Corporate Bond ETF		5,900	516,191

Total Exchange Traded Funds ( Cost $508,729 )			516,191
SHORT-TERM INVESTMENTS - 6.0%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (E)		691,340	691,340
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (E) (F)		305,525	305,525

Total Short-Term Investments ( Cost $996,865 )			996,865

TOTAL INVESTMENTS - 101.6% ( Cost $16,568,165 )			16,990,895
NET OTHER ASSETS AND LIABILITIES - (1.6%)			(261,109)

TOTAL NET ASSETS - 100.0%			$16,729,786

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 11.2% of total net assets.
(C)	All or a portion of these securities, with an aggregate fair value of $299,385, are on loan as part of a securities lending program. See footnote (F) and Note 4 for details on the securities lending program.
(D)	In default. Issuer is bankrupt.
(E)	7-day yield.
(F)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 67.4%
Communication Services - 4.7%
Comcast Corp., Class A	106,500	$5,956,545
Verizon Communications, Inc.	84,800	4,580,048

		10,536,593
Consumer Discretionary - 6.2%
Home Depot, Inc.	16,950	5,564,007
McDonald's Corp.	21,875	5,274,281
Starbucks Corp.	25,800	2,845,998

		13,684,286
Consumer Staples - 7.0%
Archer-Daniels-Midland Co.	37,450	2,247,375
Coca-Cola Co.	43,800	2,298,186
Colgate-Palmolive Co.	27,000	2,040,660
Hershey Co.	10,200	1,726,350
PepsiCo, Inc.	27,050	4,068,590
Procter & Gamble Co.	22,800	3,187,440

		15,568,601
Energy - 3.0%
Baker Hughes Co.	149,600	3,699,608
EOG Resources, Inc.	36,700	2,945,909

		6,645,517
Financials - 12.5%
Aflac, Inc.	55,350	2,885,396
BlackRock, Inc.	6,175	5,178,725
CME Group, Inc.	14,750	2,852,355
JPMorgan Chase & Co.	29,050	4,755,194
Northern Trust Corp.	42,850	4,619,659
Travelers Cos., Inc.	32,600	4,955,526
US Bancorp	43,200	2,567,808

		27,814,663
Health Care - 11.6%
AmerisourceBergen Corp.	20,200	2,412,890
Bristol-Myers Squibb Co.	91,200	5,396,304
CVS Health Corp.	53,700	4,556,982
Johnson & Johnson	32,600	5,264,900
Medtronic PLC	27,200	3,409,520
Pfizer, Inc.	109,000	4,688,090

		25,728,686
Industrials - 6.6%
3M Co.	18,300	3,210,186
Emerson Electric Co.	28,944	2,726,525
Fastenal Co.	61,200	3,158,532
Honeywell International, Inc.	7,450	1,581,486

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Diversified Income Fund Portfolio of Investments (unaudited)

Lockheed Martin Corp.	4,500	1,552,950
Union Pacific Corp.	12,350	2,420,723

		14,650,402
Information Technology - 9.6%
Analog Devices, Inc.	19,350	3,240,738
Automatic Data Processing, Inc.	9,400	1,879,248
Cisco Systems, Inc.	100,100	5,448,443
Oracle Corp.	29,800	2,596,474
Paychex, Inc.	28,850	3,244,183
Texas Instruments, Inc.	25,000	4,805,250

		21,214,336
Materials - 3.2%
Linde PLC	8,825	2,589,079
Nucor Corp.	45,200	4,451,748

		7,040,827
Real Estate - 1.4%
American Tower Corp., REIT	12,100	3,211,461

Utilities - 1.6%
Dominion Energy, Inc.	49,500	3,614,490

Total Common Stocks ( Cost $97,749,865 )		149,709,862
	Par Value
ASSET BACKED SECURITIES - 1.2%
Carmax Auto Owner Trust, Series 2018-3, Class A3, 3.13%, 6/15/23	42,511	42,790
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	75,561	75,742
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	32,778	32,885
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	101,792
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	130,000	134,770
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	264,151	265,873
Donlen Fleet Lease Funding LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	200,000	200,234
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	250,118	252,963
GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class A2 (A), 1.76%, 6/15/22	38,989	39,064
JPMorgan Chase Bank NA, Series 2020-2, Class B (A), 0.84%, 2/25/28	171,892	172,129
JPMorgan Chase Bank NA, Series 2021-1, Class B (A), 0.875%, 9/25/28	215,062	215,216
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	250,000	249,928
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	275,453	275,314
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3 (A), 0.46%, 8/15/24	250,000	250,290
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	200,000	209,513
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	51,065	51,256
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	150,000	153,608
Wheels SPV LLC, Series 2019-1A, Class A2 (A), 2.3%, 5/22/28	42,459	42,672

Total Asset Backed Securities ( Cost $2,751,088 )		2,766,039
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	171,838	184,560
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	264,885	288,732
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	232,881	269,356

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Diversified Income Fund Portfolio of Investments (unaudited)

Fannie Mae REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	1,158,012	209,445
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	88,709	89,928
Flagstar Mortgage Trust, Series 2021-9INV, Class A1 (A) (B) (C), 2.5%, 9/25/41	200,000	205,711
Freddie Mac REMICS, Series 4037, Class B, 3%, 4/15/27	369,245	385,722
Freddie Mac STACR REMIC Trust, Series 2021-DNA3, Class M1, (SOFR30A + 0.750%) (A) (B), 0.8%, 10/25/33	275,000	275,278
Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class M1, (SOFR30A + 0.650%) (A) (B), 0.7%, 1/25/34	102,130	102,193
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class A2 (A) (B) (C), 2.5%, 5/25/51	222,613	225,210
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.5%, 2/25/50	79,233	80,576
JPMorgan Mortgage Trust, Series 2021-1, Class A3 (A) (B) (C), 2.5%, 6/25/51	369,931	375,061
JPMorgan Mortgage Trust, Series 2021-6, Class A4 (A) (B) (C), 2.5%, 10/25/51	233,079	237,259
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C), 3%, 2/25/50	64,427	65,793
Onslow Bay Mortgage Loan Trust, Series 2015-1, Class 2A4 (A) (B) (C), 2.972%, 11/25/45	88,187	90,481
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	16,832	16,887
PSMC Trust, Series 2021-1, Class A11 (A) (B) (C), 2.5%, 3/25/51	139,627	142,321
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3%, 6/25/43	185,536	187,359
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (B) (C), 0.918%, 2/25/63	169,462	169,392

Total Collateralized Mortgage Obligations ( Cost $3,547,555 )		3,601,264
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.4%
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	164,972	175,512
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	300,000	328,755
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.678%, 11/25/47	400,000	410,091

Total Commercial Mortgage-Backed Securities ( Cost $869,192 )		914,358
CORPORATE NOTES AND BONDS - 12.3%
Communication Services - 1.7%
Amazon.com, Inc., 1.65%, 5/12/28	400,000	402,954
AT&T, Inc., 2.25%, 2/1/32	200,000	194,486
AT&T, Inc., 4.75%, 5/15/46	500,000	596,835
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	300,000	307,625
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 3.85%, 4/1/61	100,000	95,198
Comcast Corp., 4.15%, 10/15/28	275,000	315,997
Discovery Communications LLC, 5%, 9/20/37	300,000	359,850
eBay, Inc., 1.9%, 3/11/25	50,000	51,485
eBay, Inc., 2.6%, 5/10/31	250,000	254,648
Expedia Group, Inc., 3.25%, 2/15/30	250,000	258,296
T-Mobile USA, Inc., 2.625%, 4/15/26	100,000	102,250
Thomson Reuters Corp. (D), 4.3%, 11/23/23	200,000	213,865
Verizon Communications, Inc., 4.329%, 9/21/28	309,000	354,904
Verizon Communications, Inc., 3.7%, 3/22/61	250,000	263,183

		3,771,576
Consumer Discretionary - 0.7%
7-Eleven, Inc. (A), 1.8%, 2/10/31	125,000	119,096
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	100,000	104,500
Lowe's Cos., Inc., 3%, 10/15/50	300,000	291,779
McDonald's Corp., 2.125%, 3/1/30	100,000	100,828
Picasso Finance Sub, Inc. (A), 6.125%, 6/15/25	90,000	95,165
Southwest Airlines Co., 5.25%, 5/4/25	75,000	84,655

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Diversified Income Fund Portfolio of Investments (unaudited)

Southwest Airlines Co., 5.125%, 6/15/27	300,000	350,674
Tractor Supply Co. (E), 1.75%, 11/1/30	125,000	119,946
Vail Resorts, Inc. (A), 6.25%, 5/15/25	100,000	105,750
Walgreens Boots Alliance, Inc. (E), 3.45%, 6/1/26	123,000	133,348

		1,505,741
Consumer Staples - 0.5%
Conagra Brands, Inc., 0.5%, 8/11/23	250,000	249,976
Hormel Foods Corp., 1.8%, 6/11/30	75,000	73,690
Keurig Dr Pepper, Inc., 3.8%, 5/1/50	100,000	111,778
Kimberly-Clark Corp., 3.1%, 3/26/30	75,000	82,047
Mars, Inc. (A), 3.875%, 4/1/39	150,000	173,387
Mars, Inc. (A), 2.375%, 7/16/40	250,000	238,302
Performance Food Group, Inc. (A), 5.5%, 10/15/27	50,000	52,350
Sysco Corp., 5.95%, 4/1/30	83,000	105,476

		1,087,006
Energy - 2.1%
Energy Transfer LP, 5.25%, 4/15/29	100,000	117,117
Enterprise Products Operating LLC, 3.75%, 2/15/25	250,000	271,134
Exxon Mobil Corp., 4.114%, 3/1/46	500,000	584,484
Kinder Morgan, Inc., 5.55%, 6/1/45	250,000	319,979
Marathon Petroleum Corp., 4.7%, 5/1/25	125,000	139,486
MPLX LP (E), 4.8%, 2/15/29	150,000	173,882
MPLX LP, 2.65%, 8/15/30	100,000	100,237
Occidental Petroleum Corp., 3.5%, 8/15/29	200,000	203,424
Phillips 66, 2.15%, 12/15/30	250,000	243,620
Phillips 66, 4.65%, 11/15/34	500,000	595,336
Pioneer Natural Resources Co., 2.15%, 1/15/31	125,000	121,503
Sabine Pass Liquefaction LLC, 4.5%, 5/15/30	100,000	115,151
Schlumberger Holdings Corp. (A), 4%, 12/21/25	26,000	28,642
Schlumberger Holdings Corp. (A), 3.9%, 5/17/28	390,000	429,574
Valero Energy Corp., 6.625%, 6/15/37	500,000	674,138
Valero Energy Partners LP, 4.5%, 3/15/28	350,000	394,815

		4,512,522
Financials - 3.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (D), 1.75%, 1/30/26	200,000	197,876
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (D), 4.625%, 10/15/27	150,000	167,134
Air Lease Corp., 1.875%, 8/15/26	150,000	149,408
Avolon Holdings Funding Ltd. (A) (D), 2.125%, 2/21/26	200,000	197,843
Bank of America Corp. (SOFR + 0.910%) (B), 1.658%, 3/11/27	200,000	201,064
Bank of America Corp. (SOFR + 1.060%) (B), 2.087%, 6/14/29	200,000	199,384
Belrose Funding Trust (A), 2.33%, 8/15/30	100,000	98,535
Brixmor Operating Partnership LP, 3.65%, 6/15/24	100,000	106,775
Capital One Financial Corp., 3.3%, 10/30/24	400,000	429,067
Capital One Financial Corp. (5 year CMT + 3.157%) (B), 3.95%, 9/1/26	250,000	257,763
Cboe Global Markets, Inc., 3.65%, 1/12/27	300,000	330,398
Charles Schwab Corp. (10 year CMT + 3.079%) (B), 4%, 12/1/30	175,000	179,981
Empower Finance LP (A), 3.075%, 9/17/51	75,000	76,371
Fifth Third Bancorp, 2.55%, 5/5/27	125,000	131,335
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	100,000	102,779
Goldman Sachs Group, Inc. (3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	250,000	266,917

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Diversified Income Fund Portfolio of Investments (unaudited)

Healthpeak Properties, Inc., 3.25%, 7/15/26	200,000	216,876
Host Hotels & Resorts LP, 3.5%, 9/15/30	100,000	103,772
Huntington Bancshares, Inc. (5 year CMT + 1.170%) (A) (B), 2.487%, 8/15/36	300,000	295,311
Iron Mountain, Inc. (A), 4.5%, 2/15/31	100,000	101,430
JPMorgan Chase & Co., Series II, (SOFR + 2.745%) (B), 4%, 4/1/25	350,000	351,488
JPMorgan Chase & Co.(SOFR + 0.695%) (B), 1.04%, 2/4/27	250,000	245,102
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	125,000	131,533
Liberty Mutual Group, Inc. (A), 3.95%, 5/15/60	50,000	55,365
Markel Corp. (5 year CMT + 5.662%) (B), 6%, 6/1/25	125,000	138,500
Morgan Stanley, 3.875%, 1/27/26	200,000	221,312
Morgan Stanley, (SOFR + 0.879%) (B), 1.593%, 5/4/27	150,000	150,331
Morgan Stanley, (SOFR + 1.020%) (B), 1.928%, 4/28/32	500,000	478,942
NASDAQ, Inc., 1.65%, 1/15/31	400,000	376,441
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	200,000	203,416
Prudential Financial, Inc. (5 year CMT + 3.035%) (B), 3.7%, 10/1/50	125,000	130,139
STORE Capital Corp., 4.5%, 3/15/28	200,000	225,315
Synchrony Financial, 3.7%, 8/4/26	250,000	270,794
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	100,000	104,840
Truist Bank, 2.25%, 3/11/30	50,000	50,485
Truist Financial Corp., (SOFR + 0.609%) (B), 1.267%, 3/2/27	200,000	199,209
UBS Group AG (5 year CMT + 3.313%) (A) (B) (D), 4.375%, 2/10/31	200,000	202,040
Wells Fargo & Co. (5 year CMT + 3.453%) (B), 3.9%, 3/15/26	150,000	154,688
Wells Fargo & Co., (SOFR + 2.100%) (B), 2.393%, 6/2/28	175,000	180,251
Welltower, Inc., 2.05%, 1/15/29	150,000	148,877
Western Union Co., 2.85%, 1/10/25	200,000	209,624

		8,038,711
Health Care - 1.1%
Anthem, Inc., 2.375%, 1/15/25	200,000	208,303
Cigna Corp., 4.375%, 10/15/28	50,000	57,733
Cigna Corp., 4.9%, 12/15/48	100,000	127,574
CVS Health Corp., 5.125%, 7/20/45	400,000	514,453
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	75,000	74,829
PerkinElmer, Inc., 0.55%, 9/15/23	325,000	325,257
Royalty Pharma PLC (D) (E), 2.2%, 9/2/30	200,000	195,294
Royalty Pharma PLC (D), 3.55%, 9/2/50	200,000	195,988
UnitedHealth Group, Inc., 3.7%, 8/15/49	150,000	169,975
Viatris, Inc. (A), 2.7%, 6/22/30	200,000	201,969
Zoetis, Inc., 3%, 9/12/27	225,000	242,078
Zoetis, Inc., 3%, 5/15/50	175,000	175,806

		2,489,259
Industrials - 1.0%
Ashtead Capital, Inc. (A), 2.45%, 8/12/31	275,000	270,009
Boeing Co., 2.196%, 2/4/26	150,000	151,303
Boeing Co., 3.625%, 2/1/31	125,000	133,757
Boeing Co., 5.805%, 5/1/50	75,000	99,617
DAE Funding LLC (A), 5.25%, 11/15/21	100,000	100,063
Martin Marietta Materials, Inc., 3.2%, 7/15/51	300,000	298,540
Quanta Services, Inc., 2.9%, 10/1/30	150,000	154,998
Square, Inc. (A), 2.75%, 6/1/26	200,000	202,730
Textron, Inc., 2.45%, 3/15/31	150,000	150,131
TransDigm, Inc. (A), 6.25%, 3/15/26	100,000	104,637

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Diversified Income Fund Portfolio of Investments (unaudited)

Vulcan Materials Co., 3.5%, 6/1/30	175,000	191,920
WRKCo, Inc., 3.9%, 6/1/28	175,000	195,059
WRKCo, Inc., 3%, 6/15/33	100,000	104,555
Xylem, Inc., 2.25%, 1/30/31	100,000	99,964
		2,257,283
Information Technology - 1.0%
Broadcom, Inc., 4.15%, 11/15/30	95,000	105,201
Broadcom, Inc., 3.187%, 11/15/36	5,000	4,993
Broadridge Financial Solutions, Inc., 2.9%, 12/1/29	300,000	313,710
Citrix Systems, Inc., 4.5%, 12/1/27	85,000	94,026
Dell International LLC / EMC Corp., 8.35%, 7/15/46	175,000	283,371
HP, Inc. (A), 2.65%, 6/17/31	300,000	296,678
Intel Corp., 3.734%, 12/8/47	435,000	484,154
Intuit, Inc., 1.65%, 7/15/30	100,000	97,330
Micron Technology, Inc., 2.497%, 4/24/23	175,000	180,124
Oracle Corp., 3.95%, 3/25/51	200,000	211,937
salesforce.com, Inc., 2.9%, 7/15/51	150,000	149,557
SYNNEX Corp. (A), 2.65%, 8/9/31	50,000	48,843
		2,269,924
Materials - 0.3%
DuPont de Nemours, Inc., 4.725%, 11/15/28	295,000	346,613
EI du Pont de Nemours and Co., 1.7%, 7/15/25	50,000	51,022
International Flavors & Fragrances, Inc. (A), 1.832%, 10/15/27	250,000	250,231
		647,866
Utilities - 0.3%
AES Corp., 1.375%, 1/15/26	250,000	246,617
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	125,000	119,573
Interstate Power and Light Co., 3.5%, 9/30/49	150,000	162,766
Wisconsin Electric Power Co., 1.7%, 6/15/28	100,000	99,534
		628,490
Total Corporate Notes and Bonds ( Cost $25,448,859 )		27,208,378
LONG TERM MUNICIPAL BONDS - 0.6%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,288,033
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	70,000	70,260
Total Long Term Municipal Bonds ( Cost $1,297,744 )		1,358,293
MORTGAGE BACKED SECURITIES - 4.9%
Fannie Mae - 3.1%
3%, 9/1/30 Pool # 890696	259,950	275,661
3%, 12/1/30 Pool # AL8924	180,434	190,336
7%, 11/1/31 Pool # 607515	14,684	16,466
3.5%, 12/1/31 Pool # MA0919	73,250	77,862
7%, 5/1/32 Pool # 644591	2,949	3,065
3.5%, 8/1/32 Pool # MA3098	68,706	73,618
5.5%, 10/1/33 Pool # 254904	74,969	86,470
5.5%, 11/1/33 Pool # 555880	176,293	201,459
5%, 5/1/34 Pool # 780890	243,782	278,215
7%, 7/1/34 Pool # 792636	15,527	16,187

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Diversified Income Fund Portfolio of Investments (unaudited)

4%, 2/1/35 Pool # MA2177	295,917	324,076
5%, 9/1/35 Pool # 820347	118,192	135,298
5%, 9/1/35 Pool # 835699	104,642	117,695
5%, 12/1/35 Pool # 850561	31,531	35,998
5.5%, 9/1/36 Pool # 831820	169,685	195,562
5.5%, 10/1/36 Pool # 901723	49,670	56,326
5.5%, 12/1/36 Pool # 903059	140,131	158,939
4%, 1/1/41 Pool # AB2080	267,129	294,074
2.5%, 5/1/41 Pool # MA4334	243,321	251,909
4.5%, 7/1/41 Pool # AB3274	76,561	85,528
5.5%, 7/1/41 Pool # AL6588	310,444	360,409
4%, 9/1/41 Pool # AJ1406	137,246	151,078
4%, 10/1/41 Pool # AJ4046	267,377	298,618
3.5%, 6/1/42 Pool # AO4136	231,795	251,008
3.5%, 6/1/42 Pool # AO4134	225,643	245,730
3.5%, 8/1/42 Pool # AP2133	235,251	255,472
4%, 10/1/42 Pool # AP7363	217,005	239,227
3%, 2/1/43 Pool # AB8486	413,576	439,569
3%, 2/1/43 Pool # AL3072	413,592	446,080
3.5%, 3/1/43 Pool # AT0310	237,009	258,093
4%, 1/1/45 Pool # AS4257	60,244	66,298
4.5%, 2/1/45 Pool # MA2193	159,720	175,155
3.5%, 4/1/45 Pool # MA2229	174,638	187,900
3.5%, 11/1/45 Pool # BA4907	196,888	211,708
3.5%, 12/1/45 Pool # AS6309	46,498	50,006
2.5%, 12/1/47 Pool # FM3165	149,526	154,688
4%, 7/1/48 Pool # MA3415	135,375	144,930
		6,810,713
Freddie Mac - 1.8%
4.5%, 2/1/25 Pool # J11722	27,684	29,093
4.5%, 5/1/25 Pool # J12247	25,054	26,432
8%, 6/1/30 Pool # C01005	5,527	6,487
6.5%, 1/1/32 Pool # C62333	54,601	61,361
2.5%, 6/1/35 Pool # RC1421	210,588	220,462
3.5%, 11/1/40 Pool # G06168	107,905	116,812
2%, 3/1/41 Pool # RB5105	475,328	481,635
4.5%, 9/1/41 Pool # Q03516	214,534	240,597
4%, 10/1/41 Pool # Q04092	291,583	321,602
3%, 9/1/42 Pool # C04233	238,975	255,075
3%, 4/1/43 Pool # V80025	387,564	413,711
3%, 4/1/43 Pool # V80026	376,069	401,370
3%, 7/1/45 Pool # G08653	203,891	215,861
3.5%, 8/1/45 Pool # Q35614	311,181	335,950
3%, 10/1/46 Pool # G60722	285,101	305,284
4%, 3/1/47 Pool # Q46801	143,924	155,334
2.5%, 4/1/48 Pool # QA2240	368,007	380,504
		3,967,570
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	14,781	17,138

Total Mortgage Backed Securities ( Cost $10,274,994 )		10,795,421

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Diversified Income Fund Portfolio of Investments (unaudited)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.2%
U.S. Treasury Bonds - 2.7%
6.625%, 2/15/27		1,500,000	1,937,988
3.000%, 5/15/42		1,250,000	1,458,399
2.500%, 2/15/45		750,000	808,154
2.500%, 5/15/46		500,000	539,785
2.250%, 8/15/46		500,000	515,059
3.000%, 5/15/47		200,000	236,688
1.250%, 5/15/50		250,000	203,906
1.875%, 2/15/51		250,000	237,734

			5,937,713
U.S. Treasury Notes - 6.5%
1.375%, 9/30/23		2,000,000	2,043,437
2.250%, 11/15/25		4,000,000	4,229,531
1.500%, 8/15/26		3,000,000	3,074,180
2.375%, 5/15/27		1,000,000	1,068,945
0.375%, 9/30/27		1,500,000	1,430,332
2.875%, 5/15/28		1,500,000	1,653,223
0.625%, 8/15/30		1,000,000	929,336

			14,428,984

Total U.S. Government and Agency Obligations ( Cost $19,834,009 )			20,366,697
		Shares
SHORT-TERM INVESTMENTS - 3.3%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (F)		6,712,632	6,712,632
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (F) (G)		630,528	630,528

Total Short-Term Investments ( Cost $7,343,160 )			7,343,160

TOTAL INVESTMENTS - 100.9% ( Cost $169,116,466 )			224,063,472
NET OTHER ASSETS AND LIABILITIES - (0.9%)			(2,012,888)

TOTAL NET ASSETS - 100.0%			$222,050,584

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Floating rate or variable rate note. Rate shown is as of September 30, 2021.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.6% of total net assets.
(E)	All or a portion of these securities, with an aggregate fair value of $612,425, are on loan as part of a securities lending program. See footnote (G) and Note 4 for details on the securities lending program.
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.

BDC	Business Development Company.
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FHLMC	Federal Home Loan Mortgage Corp or Freddie Mac.
FREMF	Freddie Mac Multifamily.
IO	Interest Only.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Diversified Income Fund Portfolio of Investments (unaudited)

LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
LP	Limited Partnership.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-day SOFR Average.
STACR	Structured Agency Credit Risk.
USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 98.8%
Communication Services - 6.9%
Comcast Corp., Class A	160,000	$8,948,800
Verizon Communications, Inc.	124,500	6,724,245

		15,673,045
Consumer Discretionary - 8.9%
Home Depot, Inc.	26,000	8,534,760
McDonald's Corp.	30,500	7,353,855
Starbucks Corp.	39,500	4,357,245

		20,245,860
Consumer Staples - 9.9%
Archer-Daniels-Midland Co.	58,000	3,480,580
Coca-Cola Co.	66,000	3,463,020
Colgate-Palmolive Co.	38,000	2,872,040
Hershey Co.	14,000	2,369,500
PepsiCo, Inc.	39,000	5,865,990
Procter & Gamble Co.	33,000	4,613,400

		22,664,530
Energy - 4.3%
Baker Hughes Co.	230,000	5,687,900
EOG Resources, Inc.	53,000	4,254,310

		9,942,210
Financials - 18.2%
Aflac, Inc.	83,000	4,326,790
BlackRock, Inc.	9,400	7,883,404
CME Group, Inc.	21,000	4,060,980
JPMorgan Chase & Co.	42,500	6,956,825
Northern Trust Corp.	65,000	7,007,650
Travelers Cos., Inc.	49,500	7,524,495
US Bancorp	66,500	3,952,760

		41,712,904
Health Care - 16.4%
AmerisourceBergen Corp.	30,000	3,583,500
Bristol-Myers Squibb Co.	138,000	8,165,460
CVS Health Corp.	76,000	6,449,360
Johnson & Johnson	48,500	7,832,750
Medtronic PLC	37,000	4,637,950
Pfizer, Inc.	160,000	6,881,600

		37,550,620
Industrials - 9.6%
3M Co.	27,000	4,736,340
Emerson Electric Co.	44,000	4,144,800
Fastenal Co.	92,500	4,773,925
Honeywell International, Inc.	12,000	2,547,360

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Large Cap Value Fund Portfolio of Investments (unaudited)

	Lockheed Martin Corp.	6,500	2,243,150
	Union Pacific Corp.	17,500	3,430,175

			21,875,750
	Information Technology - 13.8%
	Analog Devices, Inc.	29,000	4,856,920
	Automatic Data Processing, Inc.	14,000	2,798,880
	Cisco Systems, Inc.	149,000	8,110,070
	Oracle Corp.	44,500	3,877,285
	Paychex, Inc.	42,500	4,779,125
	Texas Instruments, Inc.	37,500	7,207,875

			31,630,155
	Materials - 6.3%
	Franco-Nevada Corp.	28,000	3,637,480
	Linde PLC	13,500	3,960,630
	Nucor Corp.	68,500	6,746,565

			14,344,675
	Real Estate - 2.1%
	American Tower Corp., REIT	18,500	4,910,085

	Utilities - 2.4%
	Dominion Energy, Inc.	74,000	5,403,480

Total Common Stocks ( Cost $175,369,856 )			225,953,314
	SHORT-TERM INVESTMENTS - 1.2%
	State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (A)	2,718,025	2,718,025

Total Short-Term Investments ( Cost $2,718,025 )			2,718,025

TOTAL INVESTMENTS - 100.0% ( Cost $178,087,881 )			228,671,339
NET OTHER ASSETS AND LIABILITIES - 0.0%			53,955

TOTAL NET ASSETS - 100.0%			$228,725,294

(A)	7-day yield.

PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 98.9%
Communication Services - 13.0%
Alphabet, Inc., Class C *	4,318	$11,508,808
Facebook, Inc., Class A *	18,264	6,198,619
Liberty Broadband Corp., Class C *	62,011	10,709,300

		28,416,727
Consumer Discretionary - 12.6%
Amazon.com, Inc. *	1,317	4,326,398
Dollar Tree, Inc. *	68,445	6,551,555
Lowe's Cos., Inc.	47,492	9,634,227
TJX Cos., Inc.	106,054	6,997,443

		27,509,623
Financials - 21.7%
Arch Capital Group Ltd. *	171,446	6,545,808
Berkshire Hathaway, Inc., Class B *	28,080	7,664,155
Brookfield Asset Management, Inc., Class A	160,978	8,613,933
Marsh & McLennan Cos., Inc.	50,397	7,631,618
Progressive Corp.	93,221	8,426,246
US Bancorp	140,865	8,373,016

		47,254,776
Health Care - 14.1%
Alcon, Inc.	91,174	7,336,772
Becton Dickinson and Co.	40,033	9,840,912
Danaher Corp.	20,653	6,287,599
Novartis AG, ADR	89,203	7,295,022

		30,760,305
Industrials - 10.5%
Copart, Inc. *	47,303	6,561,872
Jacobs Engineering Group, Inc.	65,189	8,639,498
PACCAR, Inc.	97,016	7,656,503

		22,857,873
Information Technology - 19.5%
Accenture PLC, Class A	19,776	6,326,738
Adobe, Inc. *	7,724	4,446,861
Analog Devices, Inc.	46,299	7,754,157
Fiserv, Inc. *	88,547	9,607,350
TE Connectivity Ltd.	48,760	6,690,847
Visa, Inc., Class A	34,303	7,640,993

		42,466,946
Materials - 5.0%
Linde PLC	14,916	4,376,056
PPG Industries, Inc.	45,000	6,435,450

		10,811,506

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Large Cap Growth Fund Portfolio of Investments (unaudited)

Real Estate - 2.5%
American Tower Corp., REIT		20,434	5,423,388

Total Common Stocks ( Cost $127,387,243 )			215,501,144
SHORT-TERM INVESTMENTS - 1.0%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (A)		2,301,590	2,301,590

Total Short-Term Investments ( Cost $2,301,590 )			2,301,590

TOTAL INVESTMENTS - 99.9% ( Cost $129,688,833 )			217,802,734
NET OTHER ASSETS AND LIABILITIES - 0.1%			158,941

TOTAL NET ASSETS - 100.0%			$217,961,675

*	Non-income producing.
(A)	7-day yield.

ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 93.1%
Communication Service - 6.4%
Liberty Broadband Corp., Class C *	63,847	$11,026,377
Consumer Discretionary - 12.3%
CarMax, Inc. *	53,595	6,858,016
Dollar Tree, Inc. *	80,372	7,693,208
Ollie's Bargain Outlet Holdings, Inc. * (A)	32,087	1,934,204
Ross Stores, Inc.	42,428	4,618,288
		21,103,716
Consumer Staples - 1.0%
Brown-Forman Corp., Class B	25,637	1,717,935
Financials - 30.3%
Capital Markets - 5.1%
Brookfield Asset Management, Inc., Class A (A)	100,611	5,383,695
Moelis & Co., Class A	54,387	3,364,924
		8,748,619
Commercial Banks - 1.9%
Glacier Bancorp, Inc.	59,792	3,309,487
Diversified Financial Services - 3.6%
Cannae Holdings, Inc. *	196,481	6,112,524

Insurance - 19.7%
Arch Capital Group Ltd. *	244,786	9,345,930
Brown & Brown, Inc.	123,749	6,861,882
Markel Corp. *	6,439	7,695,442
Progressive Corp.	65,941	5,960,407
W R Berkley Corp.	54,641	3,998,628
		33,862,289
		52,032,919
Health Care - 4.4%
Laboratory Corp. of America Holdings *	27,025	7,605,916

Industrials - 19.9%
Armstrong World Industries, Inc.	33,435	3,192,039
Carlisle Cos., Inc.	37,512	7,457,011
Clarivate PLC *	253,631	5,554,519
Copart, Inc. *	47,262	6,556,185
Expeditors International of Washington, Inc.	31,132	3,708,755
IHS Markit Ltd.	40,862	4,765,326
PACCAR, Inc.	38,173	3,012,613

		34,246,448
Information Technology - 18.8%
Amphenol Corp., Class A	70,774	5,182,780
Arista Networks, Inc. *	18,324	6,296,859

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Mid Cap Fund Portfolio of Investments (unaudited)

CDW Corp.	34,037	6,195,415
Gartner, Inc. *	30,822	9,366,189
Vontier Corp.	153,659	5,162,943

		32,204,186

Total Common Stocks ( Cost $77,563,496 )		159,937,497
SHORT-TERM INVESTMENTS - 10.9%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (B)	12,083,642	12,083,642
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (B) (C)	6,692,992	6,692,992

Total Short-Term Investments ( Cost $18,776,634 )		18,776,634

TOTAL INVESTMENTS - 104.0% ( Cost $96,340,130 )		178,714,131
NET OTHER ASSETS AND LIABILITIES - (4.0%)		(6,861,352)

TOTAL NET ASSETS - 100.0%		$171,852,779

*	Non-income producing.
(A)	All or a portion of these securities, with an aggregate fair value of $6,429,246, are on loan as part of a securities lending program. See footnote (C) and Note 4 for details on the securities lending program.
(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 95.6%
Australia - 3.6%
Macquarie Group Ltd. (A)	2,813	$369,073
Treasury Wine Estates Ltd. (A)	66,006	586,787
		955,860
Brazil - 2.8%
Itau Unibanco Holding SA, ADR	57,988	305,597
Pagseguro Digital Ltd., Class A *	8,866	458,549
		764,146
Canada - 4.7%
Cameco Corp.	21,759	472,823
Canadian Pacific Railway Ltd. (B)	4,367	284,161
Manulife Financial Corp. (B)	26,181	503,722
		1,260,706
China - 6.3%
Alibaba Group Holding Ltd., ADR *	3,823	565,995
Ping An Insurance Group Co. of China Ltd., Class H (A)	65,133	441,962
Tencent Holdings Ltd. (A)	11,832	693,760
		1,701,717
Denmark - 2.4%
Chr Hansen Holding A/S (A)	3,563	290,966
Genmab A/S * (A)	824	359,993
		650,959
France - 7.1%
Air Liquide SA (A)	2,286	365,776
Airbus SE * (A)	4,667	612,754
EssilorLuxottica SA (A)	1,727	330,231
Hermes International (A)	209	288,854
LVMH Moet Hennessy Louis Vuitton SE (A)	436	311,768
		1,909,383
Germany - 7.1%
adidas AG (A)	1,165	367,099
KION Group AG (A)	4,164	389,653
SAP SE, ADR	2,061	278,317
Siemens AG (A)	3,486	573,018
Symrise AG (A)	2,156	284,425
		1,892,512
Hong Kong - 1.4%
AIA Group Ltd. (A)	33,620	387,105
India - 6.8%
HDFC Bank Ltd., ADR	8,467	618,853
Infosys Ltd., ADR	16,081	357,802
Larsen & Toubro Ltd., GDR (A)	37,212	860,660

		1,837,315

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

International Stock Fund Portfolio of Investments (unaudited)

Ireland - 2.5%
Kerry Group PLC, Class A (A)	2,348	314,359
Ryanair Holdings PLC, ADR *	3,275	360,447

		674,806
Israel - 1.6%
CyberArk Software Ltd. *	2,689	424,378

Italy - 1.4%
Ferrari NV	1,731	361,987

Japan - 15.5%
CyberAgent, Inc. (A)	17,629	341,422
Disco Corp. (A)	1,063	297,553
Keyence Corp. (A)	600	359,511
Murata Manufacturing Co. Ltd. (A)	4,893	435,550
Nidec Corp. (A)	2,700	299,525
Seven & I Holdings Co. Ltd. (A)	11,000	499,175
Shiseido Co. Ltd. (A)	4,200	283,066
Sony Group Corp. (A)	5,597	623,290
Toray Industries, Inc. (A)	86,853	554,689
Toyota Motor Corp. (A)	26,000	465,093

		4,158,874
Mexico - 3.3%
Grupo Mexico SAB de CV, Series B	119,607	475,612
Wal-Mart de Mexico SAB de CV, ADR	11,808	401,472

		877,084
Netherlands - 4.1%
ASML Holding NV	778	579,696
NXP Semiconductors NV	2,639	516,901

		1,096,597
Singapore - 1.5%
DBS Group Holdings Ltd. (A)	17,800	395,265

South Korea - 1.1%
LG Household & Health Care Ltd. (A)	262	294,501

Spain - 1.6%
Grifols SA (A)	17,117	417,364

Sweden - 1.9%
Telefonaktiebolaget LM Ericsson, Class B (A) (B)	44,277	500,435

Switzerland - 6.1%
Credit Suisse Group AG (A)	61,108	605,873
Nestle SA (A)	2,958	355,903
Novartis AG (A)	5,240	429,891
Partners Group Holding AG (A)	159	247,517

		1,639,184

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

International Stock Fund Portfolio of Investments (unaudited)

Taiwan - 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,159	464,352

United Kingdom - 11.1%
AstraZeneca PLC (A)	7,966	958,984
Diageo PLC (A)	7,949	383,007
London Stock Exchange Group PLC (A)	3,679	367,560
Prudential PLC (A)	33,994	659,914
Royal Dutch Shell PLC, Class B (A)	27,742	614,605

		2,984,070

Total Common Stocks ( Cost $25,670,406 )		25,648,600
	Par Value
CORPORATE NOTES AND BONDS - 0.1%
Guernsey - 0.1%
Credit Suisse Group Guernsey VII Ltd. (B) (C), 3%, 11/12/21	21,000	24,111

Total Corporate Notes and Bonds ( Cost $23,124 )		24,111
	Shares
Short-Term Investments - 2.6%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (D)	166,988	166,988
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (D) (E)	523,886	523,886

		690,874

Total Short-Term Investments ( Cost $690,874 )		690,874

TOTAL INVESTMENTS - 98.3% ( Cost $26,384,404 )		26,363,585
NET OTHER ASSETS AND LIABILITIES - 1.7%		468,397

TOTAL NET ASSETS - 100.0%		$26,831,982

*	Non-income producing.
(A)	Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 3).
(B)	All or a portion of these securities, with an aggregate fair value of $1,280,030, are on loan as part of a securities lending program. See footnote (E) and Note 4 for details on the securities lending program.
(C)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

International Stock Fund Portfolio of Investments (unaudited)

OTHER INFORMATION: Sector Allocation	% of Net Asset
Communication Services	3.9%
Consumer Discretionary	12.3%
Consumer Staples	11.7%
Energy	4.1%
Financials	18.3%
Health Care	8.1%
Industrials	12.5%
Information Technology	17.3%
Materials	7.5%
Short-Term Investments	2.6%
Net Other Assets and Liabilities	1.7%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Target Retirement 2020 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 93.0%
Alternative Funds - 3.0%
Invesco Optimum Yield Diversified Commodity Strategy	38,732	$815,309

Bond Funds - 74.0%
iShares MBS ETF (A)	100,358	10,852,714
Schwab Intermediate-Term U.S. Treasury ETF	114,765	6,508,323
Vanguard Extended Duration Treasury ETF	17,979	2,436,694
Vanguard Long-Term Corporate Bond ETF	2,556	269,863

		20,067,594
Foreign Stock Funds - 2.5%
iShares MSCI Emerging Markets Min Vol Factor ETF	4,327	271,173
iShares MSCI Japan Small-Cap ETF	1,651	135,828
iShares MSCI Switzerland ETF	2,907	135,408
JPMorgan BetaBuilders Japan ETF	2,302	135,219

		677,628
Stock Funds - 13.5%
Distillate U.S. Fundamental Stability & Value ETF	13,179	539,812
Global X U.S. Infrastructure Development ETF	21,209	538,921
iShares MSCI Global Metals & Mining Producers ETF	3,349	136,572
iShares MSCI Minimum Volatility ETF	1,835	134,872
iShares Nasdaq Biotechnology ETF	3,332	538,718
Pacer U.S. Cash Cows 100 ETF	3,087	134,902
VanEck Gold Miners ETF	9,192	270,888
Vanguard Consumer Staples ETF	1,508	270,264
Vanguard Information Technology ETF	2,690	1,079,470

		3,644,419

TOTAL INVESTMENTS - 93.0% ( Cost $24,281,032 )		25,204,950
NET OTHER ASSETS AND LIABILITIES - 7.0%		1,900,700

TOTAL NET ASSETS - 100.0%		$27,105,650

(A)	Greater than 25% of the portfolio. For more information refer the website https://www.ishares.com/us/products/239465/ishares-mbsetf.

ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Target Retirement 2030 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 92.9%
Alternative Funds - 6.0%
Invesco Optimum Yield Diversified Commodity Strategy		198,570	$4,179,899

Bond Funds - 46.0%
iShares MBS ETF		102,886	11,126,092
Schwab Intermediate-Term U.S. Treasury ETF		257,475	14,601,407
Vanguard Extended Duration Treasury ETF		30,719	4,163,346
Vanguard Long-Term Corporate Bond ETF		19,729	2,082,988

			31,973,833
Foreign Stock Funds - 7.5%
iShares MSCI Emerging Markets Min Vol Factor ETF		33,272	2,085,156
iShares MSCI Japan Small-Cap ETF		8,462	696,169
iShares MSCI Switzerland ETF		22,359	1,041,482
JPMorgan BetaBuilders Japan ETF		23,605	1,386,558

			5,209,365
Stock Funds - 33.4%
Distillate U.S. Fundamental Stability & Value ETF		101,345	4,151,091
Global X U.S. Infrastructure Development ETF		108,730	2,762,829
iShares Edge MSCI Minimum Volatility USA ETF		28,224	2,074,464
iShares MSCI Global Metals & Mining Producers ETF		8,518	347,364
iShares Nasdaq Biotechnology ETF		17,081	2,761,656
Pacer U.S. Cash Cows 100 ETF		15,824	691,509
VanEck Gold Miners ETF		94,245	2,777,400
Vanguard Consumer Staples ETF		3,865	692,685
Vanguard Information Technology ETF		17,237	6,917,036

			23,176,034

TOTAL INVESTMENTS - 92.9% ( Cost $58,731,254 )			64,539,131
NET OTHER ASSETS AND LIABILITIES - 7.1%			4,905,108

TOTAL NET ASSETS - 100.0%			$69,444,239

ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Target Retirement 2040 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 92.6%
Alternative Funds - 7.1%
Invesco Optimum Yield Diversified Commodity Strategy		139,962	$2,946,200

Bond Funds - 35.8%
iShares MBS ETF		38,234	4,134,625
Schwab Intermediate-Term U.S. Treasury ETF		131,848	7,477,100
Vanguard Extended Duration Treasury ETF		15,355	2,081,063
Vanguard Long-Term Corporate Bond ETF		11,350	1,198,333

			14,891,121
Foreign Stock Funds - 10.5%
iShares MSCI Emerging Markets Min Vol Factor ETF		26,591	1,666,458
iShares MSCI Japan Small-Cap ETF		7,601	625,334
iShares MSCI Switzerland ETF		22,335	1,040,365
JPMorgan BetaBuilders Japan ETF		17,696	1,039,463

			4,371,620
Stock Funds - 39.2%
Distillate U.S. Fundamental Stability & Value ETF		80,093	3,280,609
Global X U.S. Infrastructure Development ETF		64,526	1,639,606
iShares MSCI Global Metals & Mining Producers ETF		5,083	207,285
iShares MSCI Minimum Volatility ETF		16,837	1,237,519
iShares Nasdaq Biotechnology ETF		12,793	2,068,372
Pacer U.S. Cash Cows 100 ETF		9,483	414,407
VanEck Gold Miners ETF		70,929	2,090,278
Vanguard Consumer Staples ETF		2,298	411,848
Vanguard Information Technology ETF		12,336	4,950,313

			16,300,237

TOTAL INVESTMENTS - 92.6% ( Cost $34,401,319 )			38,509,178
NET OTHER ASSETS AND LIABILITIES - 7.4%			3,066,974

TOTAL NET ASSETS - 100.0%			$41,576,152

ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Target Retirement 2050 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 92.5%
Alternative Funds - 8.1%
Invesco Optimum Yield Diversified Commodity Strategy		128,394	$2,702,694

Bond Funds - 25.8%
iShares MBS ETF		12,331	1,333,474
Schwab Intermediate-Term U.S. Treasury ETF		87,016	4,934,677
Vanguard Extended Duration Treasury ETF		9,873	1,338,088
Vanguard Long-Term Corporate Bond ETF		8,993	949,481

			8,555,720
Foreign Stock Funds - 13.0%
iShares MSCI Emerging Markets Min Vol Factor ETF		26,509	1,661,319
iShares MSCI Japan Small-Cap ETF		8,083	664,989
iShares MSCI Switzerland ETF		21,383	996,020
JPMorgan BetaBuilders Japan ETF		16,953	995,819

			4,318,147
Stock Funds - 45.6%
Pacer U.S. Cash Cows 100 ETF		7,566	330,634
Distillate U.S. Fundamental Stability & Value ETF		79,670	3,263,283
Global X U.S. Infrastructure Development ETF		51,239	1,301,983
iShares MSCI Global Metals & Mining Producers ETF		8,130	331,541
iShares MSCI Minimum Volatility ETF		13,215	971,303
iShares Nasdaq Biotechnology ETF		12,281	1,985,592
VanEck Gold Miners ETF		68,521	2,019,314
Vanguard Consumer Staples ETF		1,830	327,973
Vanguard Information Technology ETF		11,462	4,599,586

			15,131,209

TOTAL INVESTMENTS - 92.5% ( Cost $27,157,155 )			30,707,770
NET OTHER ASSETS AND LIABILITIES - 7.5%			2,477,979

TOTAL NET ASSETS - 100.0%			$33,185,749

ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2021

Notes to Financial Statements (unaudited)

1. Portfolio Valuation: The Ultra Series Fund (the "Trust") and each series of the Trust referred to individually as a "fund", and collectively, the ("funds") values securities and other investments as follows: Equity securities, including closed-end investment companies, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities (other than short-term obligations) purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.
Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE") usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Target Allocation Fund and each Target Date Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.
Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.
Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.
All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.
A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.
In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.
2. Illiquid Securities: Each fund currently limits investments in illiquid investments, as defined by Rule 22e-4 under the 1940 Act, to 15% of net assets at the time of purchase. An illiquid investment is generally defined as a security that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. At September 30, 2021, there were no illiquid securities held in the funds.
3. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Ultra Series Fund | September 30, 2021

Notes to Financial Statements (unaudited)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)
The valuation techniques used by the funds to measure fair value for the period ended September 30, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of September 30, 2021, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.
The following is a summary of the inputs used as of September 30, 2021, in valuing the funds' investments carried at fair value:

Description	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/21

Conservative Allocation Fund
Investment Companies	$148,654,358	$—	$—	$148,654,358
Short-Term Investments	16,506,573	—	—	16,506,573
	165,160,931	—	—	165,160,931

Moderate Allocation Fund
Investment Companies	156,896,497	—	—	156,896,497
Short-Term Investments	21,091,940	—	—	21,091,940
	177,988,437	—	—	177,988,437

Aggressive Allocation Fund

Investment Companies	49,344,799	—	—	49,344,799
Short-Term Investments	7,850,061	—	—	7,850,061
	57,194,860	—	—	57,194,860

Core Bond Fund
Asset Backed Securities	—	4,527,363	—	4,527,363
Collateralized Mortgage Obligations	—	5,205,113	—	5,205,113
Commercial Mortgage-Backed Securities	—	1,922,741	—	1,922,741
Corporate Notes and Bonds	—	47,196,717	—	47,196,717
Foreign Corporate Bonds	—	154,875	—	154,875
Long Term Municipal Bonds	—	2,162,496	—	2,162,496
Mortgage Backed Securities	—	19,544,557	—	19,544,557
U.S. Government and Agency Obligations	—	26,720,439	—	26,720,439
Short-Term Investments	4,083,622	—	—	4,083,622
	4,083,622	107,434,301	—	111,517,923
High Income Fund
Corporate Notes and Bonds	—	14,489,354	—	14,489,354
Foreign Corporate Bonds	—	988,485	—	988,485
Exchange Traded Funds	516,191	—	—	516,191

Ultra Series Fund | September 30, 2021

Notes to Financial Statements (unaudited)

Short-Term Investments	996,865	—	—	996,865
	1,513,056	15,477,839	—	16,990,895

Diversified Income Fund
Common Stocks	149,709,862	—	—	149,709,862
Asset Backed Securities	—	2,766,039	—	2,766,039
Collateralized Mortgage Obligations	—	3,601,264	—	3,601,264
Commercial Mortgage-Backed Securities	—	914,358	—	914,358
Corporate Notes and Bonds	—	27,208,378	—	27,208,378
Long Term Municipal Bonds	—	1,358,293	—	1,358,293
Mortgage Backed Securities	—	10,795,421	—	10,795,421
U.S. Government and Agency Obligations	—	20,366,697	—	20,366,697
Short-Term Investments	7,343,160	—	—	7,343,160
	157,053,022	67,010,450	—	224,063,472

Large Cap Value Fund
Common Stocks	225,953,314	—	—	225,953,314
Short-Term Investments	2,718,025	—	—	2,718,025
	228,671,339	—	—	228,671,339

Large Cap Growth Fund
Common Stocks	215,501,144	—	—	215,501,144
Short-Term Investments	2,301,590	—	—	2,301,590
	217,802,734	—	—	217,802,734

Mid Cap Fund
Common Stocks	159,937,497	—	—	159,937,497
Short-Term Investments	18,776,634	—	—	18,776,634
	178,714,131	—	—	178,714,131
International Stock Fund
Common Stocks
Australia	—	955,860	—	955,860
Brazil	764,146	—	—	764,146
Canada	1,260,706	—	—	1,260,706
China	565,995	1,135,722	—	1,701,717
Denmark	—	650,959	—	650,959
France	—	1,909,383	—	1,909,383
Germany	278,317	1,614,195	—	1,892,512
Hong Kong	—	387,105	—	387,105
India	1,837,315	—	—	1,837,315
Ireland	360,447	314,359	—	674,806
Israel	424,378	—	—	424,378
Italy	361,987	—	—	361,987
Japan	—	4,158,874	—	4,158,874
Mexico	401,472	475,612	—	877,084
Netherlands	1,096,597	—	—	1,096,597
Singapore	—	395,265	—	395,265
South Korea	—	294,501	—	294,501
Spain	—	417,364	—	417,364
Sweden	—	500,435	—	500,435
Switzerland	—	1,639,184	—	1,639,184
Taiwan	464,352	—	—	464,352
United Kingdom	—	2,984,070	—	2,984,070

Ultra Series Fund | September 30, 2021

Notes to Financial Statements (unaudited)

Corporate Notes and Bonds	—	24,111	—	24,111
Short-Term Investments	690,874	—	—	690,874
	8,506,586	17,856,999	—	26,363,585

Madison Target Retirement 2020 Fund	25,204,950	—	—	25,204,950
Madison Target Retirement 2030 Fund	64,539,131	—	—	64,539,131
Madison Target Retirement 2040 Fund	38,509,178	—	—	38,509,178
Madison Target Retirement 2050 Fund	30,707,770	—	—	30,707,770

[1]See respective portfolio of investments for underlying holdings in each fund. For additional information on the Underlying Funds held in the Conservative, Moderate and Aggressive Allocation funds, including shareholder prospectuses and financial reports, please visit each Underlying Fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

4. SECURITIES LENDING :The Board of Trustees has authorized the funds, other than the USF Target Date Funds, to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the "Agreement") and subject to the Trust's securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities, based upon the prior days market value for securities loaned. The loaned securities and collateral are marked to market daily to maintain collateral at 102% and 105% for non-domestic security of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The funds do not have a master netting agreement.
As of September 30, 2021, the aggregate fair value of securities on loan for the Trust was $39,767,267. Cash collateral received for such loans is reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is comprised of U.S. treasuries or government securities. See below for fair value on loan and collateral breakout for each fund and each respective fund’s portfolio of investments for individual securities identified on loan.

	Fair Value on Loan	Cash Collateral*	Non-Cash Collateral*
Conservative Allocation	$ 10,595,144	$ 10,824,902	$ —
Moderate Allocation	12,129,894	12,403,203	4,353
Aggressive Allocation	7,031,275	4,220,692	2,996,895
Core Bond	1,389,868	1,425,363	—
High Income	299,385	305,525	—
Diversified Income	612,425	630,528	—
Mid Cap	64,29,246	6,692,992	—
International Stock	1,280,030	523,886	798,574

* Collateral represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior days market value for securities loaned.
5. Federal Income Tax Information: At September 30, 2021, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$ 11,516,784	$ 928,514	$ 10,588,270
Moderate Allocation	24,755,080	1,317,650	23,437,430
Aggressive Allocation	9,259,419	617,580	8,641,839
Core Bond	6,016,208	551,680	5,464,528
High Income	543,918	121,188	422,730
Diversified Income	55,762,996	815,990	54,947,006
Large Cap Value	51,901,377	1,317,919	50,583,458
Large Cap Growth	89,354,406	1,240,505	88,113,901
Mid Cap	85,469,833	3,095,832	82,374,001
International Stock	2,106,680	2,127,499	(20,819)

Ultra Series Fund | September 30, 2021

Notes to Financial Statements (unaudited)

Madison Target Retirement 2020	970,180	46,262	923,918
Madison Target Retirement 2030	5,999,639	191,762	5,807,877
Madison Target Retirement 2040	4,205,746	97,887	4,107,859
Madison Target Retirement 2050	3,629,068	78,453	3,550,615
6. Concentration of Risks: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.
Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.
The Core Bond Fund is subject to derivatives risk, which is the risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.
The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its net assets in high yield securities.
The Target Allocation Funds and Target Date Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.
Additionally, the Target Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.
The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.
The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The funds do monitor this risk closely.
In addition to the other risks described above and in the Prospectus, you should understand what we refer to as "unknown market risks". While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.

7. IMPACTS OF COVID-19
The global outbreak of COVID-19 has disrupted financial markets and the prolonged economic impact is uncertain. The performance of the funds' investments depends on future developments, including the duration and spread of the outbreak and the creation, distribution and efficacy of a vaccine. Events related to COVID-19 may result in further global economic disruption and market volatility which in turn may impact the value of each of the fund's investments.